RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue	$ 111.8	$ 129.2
Purchases	3.5	2.8
Other income	$ 3.8	$ 1.4